Report Of The Directors Financial Review Risk Report - Consensus upside and downside scenarios (Details)	12 Months Ended
Dec. 31, 2022
Upside scenario
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	10.00%
Upside scenario | UK
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	5.00%
Upside scenario | UK | 2023: Annual average growth rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP growth rate	4.40%
Upside scenario | UK | Due over 1 year but not more than 2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate	3.50%
House price growth	4.20%
Inflation rate	0.70%
Upside scenario | France
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	5.00%
Upside scenario | France | 2023: Annual average growth rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP growth rate	3.10%
Upside scenario | France | Due over 1 year but not more than 2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate	6.50%
House price growth	3.70%
Inflation rate	0.80%
Consensus downside scenario
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	10.00%
Consensus downside scenario | UK
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	25.00%
Consensus downside scenario | UK | 2023: Annual average growth rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP growth rate	(3.50%)
Consensus downside scenario | UK | Due over 1 year but not more than 2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate	5.80%
House price growth	(10.10%)
Consensus downside scenario | UK | Due over 1 year but not more than 2 years | Maximum
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Inflation rate	10.80%
Consensus downside scenario | UK | Due over 1 year but not more than 2 years | Minimum
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Inflation rate	(0.40%)
Consensus downside scenario | France
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	25.00%
Consensus downside scenario | France | 2023: Annual average growth rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP growth rate	(1.40%)
Consensus downside scenario | France | Due over 1 year but not more than 2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate	8.80%
House price growth	(0.60%)
Consensus downside scenario | France | Due over 1 year but not more than 2 years | Maximum
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Inflation rate	7.20%
Consensus downside scenario | France | Due over 1 year but not more than 2 years | Minimum
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Inflation rate	0.30%
Downside 2 scenario
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	5.00%
Downside 2 scenario | UK
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	10.00%
Downside 2 scenario | UK | 2023: Annual average growth rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP growth rate	(6.90%)
Downside 2 scenario | UK | Due over 1 year but not more than 2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate	8.70%
House price growth	(22.90%)
Downside 2 scenario | UK | Due over 1 year but not more than 2 years | Maximum
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Inflation rate	13.50%
Downside 2 scenario | UK | Due over 1 year but not more than 2 years | Minimum
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Inflation rate	(2.30%)
Downside 2 scenario | France
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	10.00%
Downside 2 scenario | France | 2023: Annual average growth rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP growth rate	(6.80%)
Downside 2 scenario | France | Due over 1 year but not more than 2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate	10.30%
House price growth	(6.40%)
Downside 2 scenario | France | Due over 1 year but not more than 2 years | Maximum
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Inflation rate	10.40%
Downside 2 scenario | France | Due over 1 year but not more than 2 years | Minimum
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Inflation rate	(2.50%)